RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Feb. 28, 2021
Related Party Transaction [Line Items]
Other Nonoperating Income	$ 4.7
Affiliated Entity | Bank Leumi | Credit Facility Borrowings
Related Party Transaction [Line Items]
Maximum borrowing capacity		$ 35.0